Investments in Associates - Summary of Movements of Financial Instruments (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Beginning of period	₽ 265	₽ 284	₽ 274
Share of (loss) profit	18	25
Provision for impairment of investments		(42)
Exchange differences		(2)	10
End of period	283	265	284
Mechel Somani Carbon (Mining segment) [member]
Disclosure of joint ventures [line items]
Beginning of period		44	39
Share of (loss) profit	0		(5)
Provision for impairment of investments		(42)
Exchange differences		(2)	10
End of period	0		44
TPTU (Mining segment) [member]
Disclosure of joint ventures [line items]
Beginning of period	175	157	155
Share of (loss) profit	9	18	2
End of period	183	175	157
TRMZ (Mining segment) [member]
Disclosure of joint ventures [line items]
Beginning of period	90	83	80
Share of (loss) profit	9	7	3
End of period	₽ 100	₽ 90	₽ 83